INVESTMENT MANAGEMENT
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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

June 26, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Equity Trust (the “Registrant”)
(on behalf of Voya Global Income & Growth Fund)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for the Registrant. This Form N-14 is being filed in connection with proposed reorganizations pursuant to which Voya Global Income & Growth Fund (the “Acquiring Fund”), a series of the Registrant, will acquire all of the assets of each of Voya Global Diversified Payment Fund and Voya Global Perspectives® Fund (the “Disappearing Funds”), each a series of Voya Mutual Funds, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Disappearing Funds.

No fees are required in connection with this filing. Should you have any questions please feel free to contact Angela Gomez at (480) 477-2313 or the undersigned at (212) 309-6566.

Regards,

/s/ Nicholas C.D. Ward

Nicholas C.D. Ward

Assistant Vice President and Counsel

Voya Investment Management

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